Related Party Transactions - Related Party Transactions with Joint Ventures (Parenthetical) (Detail) - Smart Steps Digital Technology Co., Ltd [member] - CNY (¥) ¥ in Millions			12 Months Ended
	Oct. 24, 2017	Apr. 24, 2017	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loans from joint venture	¥ 50	¥ 50	¥ 100
Borrowings interest rate	3.92%	3.92%
Bonds, maturity period	1 year	6 months